Particulars of Employees (including Directors) (Tables)	12 Months Ended
Jun. 30, 2021
Additional information [abstract]
Schedule of Particulars of Employees (including Directors)

	2021 No.	2020 No.	2019 No.
Average number of staff employed by the group during the year (including directors):
Number of operational staff	6,943	5,633	4,902
Number of administrative staff	744	601	503
Number of management staff	8	8	7
Total	7,695	6,242	5,412

	2021 £’000	2020[1] £’000	2019[1] £’000
Aggregate payroll costs of the above were:
Wages and salaries	£252,553	£222,918	£163,399
Social security contribution	15,810	12,289	9,860
Pension contributions - defined benefit plans	4,944	3,999	3,907
Share-based compensation	24,427	15,663	12,022
Total	£297,734	£254,869	£189,188
1The presentation of the aggregate payroll costs for fiscal years 2020 and 2019 has been changed to separately disclose social security contributions of £12,289,000 and £9,860,000 respectively, and pension contributions of £3,999,000 and £3,907,000 respectively on individual lines within the note. These amounts were previously included as a combined total of £16,288,000 social security and pension costs for fiscal year 2020, and £13,767,000 social security and pension costs for fiscal year 2019.